Selling, General and Administrative Expenses - Schedule of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 44,738	₩ 38,731	₩ 13,661
Bad debt	752	589	1,402
Fees and commissions	346,782	293,302	472,324
Lease expenses	1,610	1,380	1,292
Salaries	55,455	50,092	44,339
Expenses related to defined contribution and benefit plans	3,692	3,022	2,505
Employee benefits	5,057	4,538	4,256
Depreciation	6,211	6,023	5,252
Amortization	4,608	3,211	2,406
Other expenses	5,198	4,553	4,020
Total	106,924	92,491	66,066
Selling, general and administrative expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	44,738	38,731	13,661
Bad debt	752	589	1,402
Outsourcing expenses	2,366	1,953	2,085
Fees and commissions	17,914	14,613	16,662
Lease expenses	889	773	712
Salaries	26,562	22,991	20,688
Expenses related to defined contribution and benefit plans	1,327	1,181	991
Employee benefits	2,804	2,385	2,257
Depreciation	4,261	4,240	3,369
Amortization	1,598	1,747	1,340
Other expenses	3,713	3,288	2,899
Total	₩ 106,924	₩ 92,491	₩ 66,066